CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and Equivalents	$ 269,599	$ 62,028	$ 51,006
Restricted Cash	6,019	8,335	13,472
Investments	5,777	5,624	5,694
Accounts Receivable, net of an allowance for credit losses of $293 and $224, respectively	25,897	28,690	22,408
Short-term Lessor Maintenance Deposits	1,723	3,101	1,970
Inventory, net of a reserve for obsolescence of $1,089 and $996, respectively	5,457	5,407	5,273
Prepaid Expenses	11,678	8,002	7,717
Derivative Assets	1,205		2,233
Other Current Assets	804	5,553	2,752
Total Current Assets	328,159	126,740	112,525
Property & Equipment, net:
Property & Equipment	533,396	479,580	372,805
Accumulated Depreciation & Amortization	(76,467)	(65,065)	(27,728)
Total Property & Equipment, net	456,929	414,515	345,077
Other Assets:
Goodwill	222,223	222,223	222,223
Other Intangible Assets, net	92,110	93,110	97,110
Operating Lease Right-of-use Assets	80,587	121,269	147,148
Aircraft Lease Deposits	8,027	10,253	17,970
Long-term Lessor Maintenance Deposits	18,855	22,584	28,266
Deferred Tax Asset	30,810	36,216	35,428
Other Assets	6,502	6,357	2,129
Total Other Assets	459,114	512,012	550,274
Total Assets	1,244,202	1,053,267	1,007,876
Current Liabilities:
Accounts Payable	34,171	34,035	43,900
Accrued Salaries, Wages, and Benefits	16,870	16,368	16,621
Accrued Transportation Taxes	10,402	5,883	13,729
Air Traffic Liabilities	94,733	101,075	116,660
Derivative Liabilities		1,174
Over-market Liabilities	5,487	9,281	10,421
Finance Lease Obligations	9,995	11,460	92,318
Loyalty Program Liabilities	7,115	7,016	14,092
Operating Lease Obligations	20,672	34,492	30,611
Current Maturities of Long-term Debt	29,232	26,118	13,197
Other Current Liabilities	8,963	6,841	2,002
Total Current Liabilities	237,640	253,743	353,551
Long-term Liabilities:
Over-market Liabilities	16,113	28,128	37,409
Finance Lease Obligations	93,293	95,710	105,037
Loyalty Program Liabilities	13,659	15,053	8,800
Operating Lease Obligations	77,840	112,707	141,879
Long-term Debt	274,109	256,345	73,720
Income Tax Receivable Agreement	115,200
Other Long-term Liabilities	6,388	7,764	3,756
Total Long-term Liabilities	596,602	515,707	370,601
Total Liabilities	834,242	769,450	724,152
Commitments and Contingencies
Stockholders' Equity:
Common stock with $0.01 par value, 995,000,000 shares authorized, 57,153,467 and 46,839,659 issued at March 31, 2021 and December 31, 2020, respectively.	572	468	239,141
Loans to Stockholders		(3,500)	(3,500)
Additional Paid in Capital	473,848	248,525	5,855
Retained Earnings / (Deficit)	(64,460)	38,324	42,228
Total Stockholders' Equity	409,960	283,817	283,724
Total Liabilities and Stockholders' Equity	1,244,202	1,053,267	1,007,876
Aircraft and Flight Equipment
Property & Equipment, net:
Property & Equipment	384,950	331,685	142,100
Leasehold Improvements and Ground Equipment
Property & Equipment, net:
Property & Equipment	13,856	13,526	12,701
Computer Hardware and Software
Property & Equipment, net:
Property & Equipment	7,949	7,845	8,702
Finance Lease Assets
Property & Equipment, net:
Property & Equipment	117,833	117,833	201,026
Rotable Parts
Property & Equipment, net:
Property & Equipment	$ 8,808	$ 8,691	$ 8,276